Business Combinations - Summary of The Net Cash Outflows Related To The Acquisition (Detail) - EUR (€) € in Thousands		12 Months Ended
	Jun. 04, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Net cash outflow - Investing activities			€ (585)	€ (4,224)	€ (2,245)
Tesitura Unbertino
Disclosure of detailed information about business combination [line items]
Consideration paid	€ (5,880)
Cash and cash equivalents acquired	2,366
Net cash outflow - Investing activities	€ (3,514)		€ (585)
Tesitura Unbertino | Forecast
Disclosure of detailed information about business combination [line items]
Net cash outflow - Investing activities		€ (585)